Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Goodwill [Line Items]
Balance at beginning of year	¥ 46,846	¥ 41,670
Acquisition of subsidiary		1,252
Translation adjustments	7,744	3,924
Balance at end of year	54,590	46,846
Semiconductor And Component Test System Business
Goodwill [Line Items]
Balance at beginning of year	27,275	24,980
Translation adjustments	4,464	2,295
Balance at end of year	31,739	27,275
Services Support And Others
Goodwill [Line Items]
Balance at beginning of year	19,571	16,690
Acquisition of subsidiary		1,252
Translation adjustments	3,280	1,629
Balance at end of year	¥ 22,851	¥ 19,571